Income Taxes - Summary of the amounts and expiry dates of tax attributes (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	$ 85,792	$ 79,698
Excess of tax value of property and equipment over carrying value	959	1,128
Excess of tax value of intellectual property and patent fees over carrying value	11,136	10,897
Available deductions and other	50,470	43,291
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	104,822	98,321
Excess of tax value of property and equipment over carrying value	870	998
Excess of tax value of intellectual property and patent fees over carrying value	11,131	10,892
Available deductions and other	7,619	1,430
2027 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,760	414
2027 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,753	407
2028 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	35,640	34,876
2028 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	17,347	16,975
2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	14,993	14,671
2029 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	12,672	12,400
2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,803	8,614
2030 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,800	8,611
2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	18,129	17,740
2031 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	16,092	15,748
2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	12,282	12,019
2032 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	11,278	11,036
2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,826	8,636
2033 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,742	8,555
2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,082	7,909
2034 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,011	7,839
2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,212	7,057
2037 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,126	6,973
2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	2,104	1,964
2038 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	2,025	1,886
2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,386	6,024
2039 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,347	$ 5,952
2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,928
2040 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	$ 6,921